Vanguard U.S. Growth Fund

Schedule of Investments (unaudited)
As of November 30, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission
(SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

			Market
			Value
		Shares	($000)
Common Stocks (96.8%)
Communication Services (12.4%)
*	Alphabet Inc. Class C	629,396	1,108,203
*	Facebook Inc. Class A	3,611,068	1,000,157
*	Netflix Inc.	1,756,727	862,026
*	Alphabet Inc. Class A	316,218	554,773
*	Match Group Inc.	3,393,927	472,469
*	Roku Inc.	1,041,229	305,674
*	Charter Communications Inc. Class A	394,234	257,037
	Spotify Technology SA	608,327	177,248
	Tencent Holdings Ltd.	2,092,314	152,525
*,^	ZoomInfo Technologies Inc. Class A	1,948,515	99,861
*	Zillow Group Inc. Class A	866,696	95,640
	Walt Disney Co.	354,011	52,397
*	Twitter Inc.	923,481	42,951
	Activision Blizzard Inc.	418,962	33,299
*	Zynga Inc. Class A	3,258,114	26,879
*	Take-Two Interactive Software Inc.	122,621	22,134
*	Eventbrite Inc. Class A	1,257,484	21,088
*	Electronic Arts Inc.	90,285	11,534
*	Altice USA Inc. Class A	75,650	2,566
*	Pinterest Inc. Class A	31,150	2,181
			5,300,642
Consumer Discretionary (21.0%)
*	Amazon.com Inc.	978,703	3,100,570
*	Tesla Inc.	3,705,971	2,103,509
	NIKE Inc. Class B	3,079,508	414,810
*	Wayfair Inc.	1,558,945	396,533
*	Chewy Inc. Class A	3,751,330	291,028
	Lululemon Athletica Inc.	767,539	284,158
	MercadoLibre Inc.	179,744	279,202
	Home Depot Inc.	829,996	230,249
*	Chegg Inc.	2,696,828	210,164
*	Alibaba Group Holding Ltd. ADR	746,695	196,650
	TJX Cos. Inc.	2,664,051	169,194
*	Carvana Co. Class A	674,273	168,710
	Kering SA	224,628	162,176
	Starbucks Corp.	1,415,347	138,732
*	DraftKings Inc. Class A	2,174,398	113,852
	Peloton Interactive Inc. Class A	919,634	106,999
*	Vroom Inc.	2,278,786	81,717
*	Burlington Stores Inc.	367,693	80,356
*,^	Stitch Fix Inc. Class A	1,712,098	69,340
*	O'Reilly Automotive Inc.	124,812	55,222
	Lowe's Cos. Inc.	262,591	40,917
	eBay Inc.	707,919	35,700

	Best Buy Co. Inc.	249,551	27,151
	Yum! Brands Inc.	254,605	26,937
	Dollar General Corp.	105,275	23,011
*	Etsy Inc.	139,973	22,494
	Tractor Supply Co.	137,390	19,346
	H&R Block Inc.	1,010,240	18,993
*	NVR Inc.	4,593	18,359
	Target Corp.	91,689	16,461
*	Tempur Sealy International Inc.	432,444	10,893
	Polaris Inc.	73,819	7,087
	Yum China Holdings Inc.	103,331	5,826
*	frontdoor Inc.	100,572	4,761
	Service Corp. International	70,011	3,405
			8,934,512
Consumer Staples (1.3%)
	Constellation Brands Inc. Class A	953,074	196,181
*	Monster Beverage Corp.	1,391,155	117,942
	Altria Group Inc.	944,719	37,628
	Campbell Soup Co.	586,737	29,349
	Clorox Co.	143,648	29,155
*	Sprouts Farmers Market Inc.	1,211,006	25,637
	Hershey Co.	157,836	23,342
	Procter & Gamble Co.	156,175	21,688
	Costco Wholesale Corp.	49,590	19,428
	PepsiCo Inc.	130,176	18,775
*	Herbalife Nutrition Ltd.	315,768	15,128
	Kellogg Co.	168,011	10,738
	Coca-Cola Co.	167,007	8,618
^	Albertsons Cos. Inc. Class A	353,756	5,671
*	Pilgrim's Pride Corp.	110,934	2,095
			561,375
Financials (3.2%)
	MarketAxess Holdings Inc.	440,060	237,272
	S&P Global Inc.	655,090	230,448
	First Republic Bank	1,305,209	169,103
	KKR & Co. Inc.	3,939,485	149,425
	American Express Co.	1,222,517	144,978
	Progressive Corp.	1,517,722	132,209
	Marsh & McLennan Cos. Inc.	687,152	78,775
*,^	Lemonade Inc.	941,310	65,204
*	Markel Corp.	66,946	65,194
	Blackstone Group LP Class A	950,138	56,581
	LPL Financial Holdings Inc.	204,609	18,572
	Virtu Financial Inc. Class A	467,681	10,658
	Synchrony Financial	310,554	9,463
	Primerica Inc.	27,276	3,553
	Cboe Global Markets Inc.	34,366	3,138
	T. Rowe Price Group Inc.	20,099	2,882
			1,377,455
Health Care (9.2%)
*	Illumina Inc.	1,270,810	409,315
*	Intuitive Surgical Inc.	378,901	275,101
*	Edwards Lifesciences Corp.	3,028,484	254,060
*	ABIOMED Inc.	913,080	250,275
	UnitedHealth Group Inc.	661,142	222,369
*	Moderna Inc.	1,091,784	166,759

AstraZeneca plc ADR	2,904,255	153,751
* Novocure Ltd.	1,179,784	148,240
* Veeva Systems Inc. Class A	515,556	142,742
Danaher Corp.	630,080	141,535
* Teladoc Health Inc.	665,483	132,278
Zoetis Inc.	795,743	127,621
* Penumbra Inc.	567,794	125,993
* Boston Scientific Corp.	3,488,026	115,628
* Vertex Pharmaceuticals Inc.	506,055	115,254
* Denali Therapeutics Inc.	1,735,333	105,803
* Alnylam Pharmaceuticals Inc.	635,380	82,542
Merck & Co. Inc.	1,016,357	81,705
* Glaukos Corp.	1,208,555	81,553
* Seagen Inc.	406,364	69,208
Eli Lilly and Co.	442,297	64,421
* Sarepta Therapeutics Inc.	426,561	60,085
Thermo Fisher Scientific Inc.	127,920	59,480
* Mettler-Toledo International Inc.	48,784	56,104
* Biogen Inc.	180,425	43,333
Cigna Corp.	183,705	38,420
McKesson Corp.	207,260	37,288
HCA Healthcare Inc.	244,396	36,686
Johnson & Johnson	251,513	36,389
* IQVIA Holdings Inc.	188,164	31,798
Humana Inc.	79,373	31,790
Cardinal Health Inc.	498,604	27,219
* PRA Health Sciences Inc.	218,981	24,570
* Charles River Laboratories International Inc.	102,465	24,030
* Avantor Inc.	878,089	23,954
AbbVie Inc.	200,408	20,959
* DaVita Inc.	166,184	18,255
* Quidel Corp.	84,967	16,573
Amgen Inc.	69,135	15,351
AmerisourceBergen Corp. Class A	115,480	11,907
* Henry Schein Inc.	183,035	11,771
Anthem Inc.	32,249	10,046
Bruker Corp.	144,057	7,291
PerkinElmer Inc.	44,544	5,924
West Pharmaceutical Services Inc.	15,608	4,295
Abbott Laboratories	25,075	2,714
* Incyte Corp.	31,042	2,624
Becton Dickinson and Co.	7,983	1,875
		3,926,884
Industrials (5.2%)
* Uber Technologies Inc.	12,224,119	607,050
Waste Management Inc.	1,483,001	176,670
TransUnion	1,909,575	173,943
IHS Markit Ltd.	1,604,070	159,541
* CoStar Group Inc.	147,876	134,651
* Copart Inc.	1,046,876	120,862
Northrop Grumman Corp.	338,090	102,191
Watsco Inc.	441,208	100,313
Safran SA	621,432	90,590
Canadian National Railway Co.	788,182	84,375
HEICO Corp. Class A	491,360	54,418
JB Hunt Transport Services Inc.	388,137	52,507
Airbus SE ADR	1,930,300	50,448

	Equifax Inc.	277,849	46,373
	United Parcel Service Inc. Class B	247,777	42,387
	Lockheed Martin Corp.	98,913	36,103
	Rockwell Automation Inc.	103,008	26,325
	IDEX Corp.	128,986	24,914
*	Lyft Inc. Class A	564,278	21,538
	Landstar System Inc.	143,894	18,911
	Nielsen Holdings plc	977,745	15,810
	CoreLogic Inc.	180,730	14,007
	WW Grainger Inc.	31,169	13,038
	Expeditors International of Washington Inc.	134,083	11,983
*	Generac Holdings Inc.	46,737	10,076
	Allison Transmission Holdings Inc.	167,575	6,879
	Fastenal Co.	124,819	6,172
	Illinois Tool Works Inc.	28,883	6,097
	KAR Auction Services Inc.	137,710	2,486
			2,210,658
Information Technology (43.4%)
	Microsoft Corp.	10,867,914	2,326,494
	Apple Inc.	17,962,123	2,138,391
*	Shopify Inc. Class A	1,052,372	1,147,485
	Mastercard Inc. Class A	2,886,118	971,208
	Visa Inc. Class A	4,343,315	913,616
*	PayPal Holdings Inc.	3,981,336	852,484
*	Adobe Inc.	1,569,415	750,918
	NVIDIA Corp.	1,345,158	721,085
*	Trade Desk Inc. Class A	780,094	702,919
*	ServiceNow Inc.	1,227,677	656,255
*	salesforce.com Inc.	2,650,964	651,607
*	Twilio Inc. Class A	1,875,990	600,486
*	Workday Inc. Class A	2,067,474	464,747
*	Square Inc.	2,126,629	448,634
*	Coupa Software Inc.	1,225,934	403,222
*	Zoom Video Communications Inc. Class A	822,279	393,345
*	Autodesk Inc.	1,226,350	343,660
*	Advanced Micro Devices Inc.	3,323,478	307,953
1	Adyen NV	145,065	277,099
*,^	Appian Corp. Class A	1,555,327	217,746
*	Paycom Software Inc.	491,597	205,035
*	FleetCor Technologies Inc.	712,443	188,947
*	Datadog Inc. Class A	1,876,193	185,593
	Microchip Technology Inc.	1,329,414	178,660
	SS&C Technologies Holdings Inc.	2,496,380	171,976
*	Atlassian Corp. plc Class A	714,493	160,797
	Fidelity National Information Services Inc.	1,068,664	158,600
	Global Payments Inc.	755,849	147,534
	Crowdstrike Holdings Inc. Class A	961,627	147,398
*	Wix.com Ltd.	540,268	138,001
	Intuit Inc.	361,193	127,147
*	Cloudflare Inc. Class A	1,643,811	123,417
*	Slack Technologies Inc. Class A	2,857,702	122,538
*	Splunk Inc.	596,727	121,840
	CDW Corp.	898,892	117,296
*	Tyler Technologies Inc.	187,563	80,202
*	DocuSign Inc. Class A	296,076	67,470
	QUALCOMM Inc.	428,006	62,990
	Texas Instruments Inc.	360,123	58,070

	Oracle Corp.		977,651	56,430
	Accenture plc Class A		217,427	54,159
*	Yext Inc.		2,268,597	43,126
*	Cadence Design Systems Inc.		359,800	41,845
	Teradyne Inc.		365,582	40,338
*	Synopsys Inc.		170,265	38,735
*	Snowflake Inc. Class A		115,844	37,747
*	Ceridian HCM Holding Inc.		380,324	36,671
	Booz Allen Hamilton Holding Corp. Class A		379,824	32,965
*	Manhattan Associates Inc.		313,387	32,041
	Lam Research Corp.		69,593	31,502
	Monolithic Power Systems Inc.		96,915	31,009
*	Fortinet Inc.		237,927	29,320
	Jabil Inc.		622,907	23,807
*	Dropbox Inc. Class A		1,131,550	22,597
*	GoDaddy Inc. Class A		263,435	20,954
*	Teradata Corp.		801,243	17,571
	HP Inc.		732,129	16,056
*	Dell Technologies Inc.		226,094	15,607
*	Fair Isaac Corp.		27,044	12,786
	Broadcom Inc.		30,818	12,376
	Citrix Systems Inc.		68,961	8,546
*	SolarEdge Technologies Inc.		28,873	8,026
	NortonLifeLock Inc.		217,418	3,963
				18,521,042
Materials (0.5%)
	Ball Corp.		1,584,188	152,098
	Element Solutions Inc.		1,946,392	26,880
	Scotts Miracle-Gro Co.		94,590	16,626
	Graphic Packaging Holding Co.		185,848	2,847
	Sherwin-Williams Co.		3,672	2,745
	RPM International Inc.		29,777	2,621
				203,817
Other (0.0%)
*,§,2	The We Company Class A PP		19,046	97

Real Estate (0.6%)
*	Redfin Corp.		2,750,655	131,729
	Equinix Inc.		133,501	93,156
	Iron Mountain Inc.		1,022,692	28,124
	SBA Communications Corp. Class A		27,528	7,905
	American Tower Corp.		28,857	6,672
				267,586
Utilities (0.0%)
	NRG Energy Inc.		189,793	6,216

Total Common Stocks (Cost $19,185,721)				41,310,284
		Coupon
Preferred Stocks (0.1%)
*,§,2,3Airbnb Inc.		8.000%	128,123	10,692
*,§,2,3The We Company Pfd. D1 PP			260,418	2,039
*,§,2,3The We Company Pfd. D2 PP			204,614	1,602
Total Preferred Stocks (Cost $19,671)				14,333

Temporary Cash Investments (3.4%)
Money Market Fund (2.9%)
4,5	Vanguard Market Liquidity Fund	0.109%		12,373,089	1,237,309

				Face
			Maturity	Amount
			Date	($000)
Repurchase Agreement (0.4%)
	Bank of America Securities, LLC	0.090%	12/1/20	179,300	179,300
	(Dated 11/30/20, Repurchase Value
	$179,300,000, collateralized by Federal
	Home Loan Mortgage Corp. 1.500%-
	8.500%, 1/1/21-12/1/50, and Government
	National Mortgage Assn. 2.010%-
	3.500%, 3/20/21-2/15/59, with a value of
	$182,886,000)

U.S. Government and Agency Obligations (0.1%)
6	United States Cash Management Bill	0.145%-0.146%	12/15/20	13,300	13,300
6	United States Cash Management Bill	0.115%	2/16/21	3,730	3,729
6	United States Treasury Bill	0.109%	12/31/20	7,200	7,200
6	United States Treasury Bill	0.095%	1/28/21	12,249	12,247
					36,476
Total Temporary Cash Investments (Cost $1,452,907)					1,453,085
Total Investments (100.3%) (Cost $20,658,299)					42,777,702
Other Assets and Liabilities—Net (-0.3%)					(114,600)
Net Assets (100%)					42,663,102
Cost is in $000.

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $325,934,000.
§ Security value determined using significant unobservable inputs.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2020, the value of this security represented 0.6% of net assets.
2 Restricted securities totaling $14,430,000, representing 0.0% of net assets. See Restricted Securities table for additional information.
3 Perpetual security with no stated maturity date.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
5 Collateral of $402,416,000 was received for securities on loan, of which $394,031,000 is held in Vanguard Market
Liquidity Fund and $8,385,000 is held in cash.
6 Securities with a value of $35,731,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
PP—Private Placement.

Restricted Securities as of Period End
		Acquisition Cost
Security Name	Acquisition Date	($000)
The We Company Pfd. D1 PP	December 2014	4,336
The We Company Pfd. D2 PP	December 2014	3,407
The We Company Class A PP	December 2014	317
Airbnb Inc.	June 2015	11,928

U.S. Growth Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	December 2020	4,133	748,734	34,233
E-mini S&P Mid-Cap 400 Index	December 2020	262	56,812	8,367
				42,600

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time.
When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard
Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation
(depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered

U.S. Growth Fund

into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).

D. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

E. Various inputs may be used to determine the value of the fund's investments and derivatives.
These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of
November 30, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
Common Stocks	40,627,797	682,390	97	41,310,284
Preferred Stocks	—	—	14,333	14,333
Temporary Cash Investments	1,237,309	215,776	—	1,453,085
Total	41,865,106	898,166	14,430	42,777,702
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	3,346	—	—	3,346
1 Represents variation margin on the last day of the reporting period.